Acquisitions	12 Months Ended
Dec. 25, 2021
Business Combinations [Abstract]
Acquisitions

6.  Acquisitions

Oz Post International, LLC

On April 16, 2021, the Company completed the acquisition of Oz Post International, LLC ("OZCO"), a leading manufacturer of superior quality hardware that offers structural fasteners and connectors used for decks, fences and other outdoor structures, for a total purchase price of $38,902. The Company entered into an amendment ("OZCO Amendment") to the term loan credit agreement dated May 31, 2018 (the "2018 Term Loan"), which provided $35,000 of incremental term loan funds to be used to finance the acquisition. OZCO has business operations throughout North America and its financial results reside in the Company's Hardware and Protective Solutions reportable segment.

The following table reconciles the fair value of the acquired assets and assumed liabilities to the preliminary total purchase price of OZCO. The total purchase price is preliminary as the Company is in the process of finalizing certain working capital adjustments.

Accounts receivable	$1,143
Inventory	3,564
Other current assets	24
Property and equipment	595
Goodwill	9,250
Customer relationships	23,500
Trade names	2,600
Technology	4,000
Total assets acquired	$44,676
Less:
Liabilities assumed	(5,774)
Total purchase price	$38,902

Pro forma financial information has not been presented for OZCO as their associated financial results are insignificant to the financial results of the Company on a standalone basis.

Sharp Systems, LLC

On August 16, 2019, the Company acquired the assets of Sharp Systems, LLC (“Resharp”), a California-based innovative developer of automated knife sharpening systems, for a total purchase price of $21,100, including a contingent consideration provision with an estimated fair value of $18,100, with a maximum payout of $25,000 plus 1.8% of net knife-sharpening revenues for five years after the $25,000 is fully paid. Contingent consideration to be paid subsequent to December 25, 2021 is contingent upon several business performance metrics over a multi-year period. See Note 16 - Fair Value Measurements for additional information on the contingent consideration payable as of December 25, 2021. Resharp has existing operations in the United States and its operating results reside within the Company’s Robotics and Digital Solutions reportable segment.

The following table reconciles the fair value of the acquired assets and assumed liabilities to the finalized total purchase price of the Resharp acquisition:

Property and equipment	$218
Goodwill	9,382
Technology	11,500
Total assets acquired	$21,100
Less:
Contingent consideration payable	(18,100)
Net cash paid	$3,000

Pro forma financial information has not been presented for Resharp as their associated financial results are insignificant to the financial results of the Company on a standalone basis.

Other Acquisitions

On July 1, 2019, the Company acquired the assets of West Coast Washers, Inc. for a total purchase price of $3,135. The financial results of West Coast Washers, Inc. reside within the Company’s Hardware and Protective Solutions reportable segment and have been determined to be immaterial for purposes of additional disclosure.

On February 19, 2020, the Company acquired the assets of Instafob LLC (“Instafob”) for a cash payment of $800 and a total purchase price of $2,618, which includes $1,818 in contingent and non-contingent considerations that remain payable to the seller. The financial results of Instafob reside within the Company's Robotics and Digital Solutions reportable segment and have been determined to be immaterial for purposes of additional disclosure.